UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           SEPTEMBER 30, 2002
                                                   ----------------------------

Check here if Amendment [ ] ; Amendment Number:
                                                ---------
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 SOUND SHORE MANAGEMENT, INC.
                  -----------------------------------------------------
Address:              P.O. BOX 1810
                  -----------------------------------------------------
                      8 SOUND SHORE DRIVE, SUITE 180
                      GREENWICH, CT  06836

Form 13F File Number:  028-02101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 SHANNA S. SULLIVAN
                  -----------------------------------------------------
Title:                VICE PRESIDENT
                  -----------------------------------------------------
Phone:                (203) 629-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ SHANNA S. SULLIVAN            GREENWICH, CT            NOVEMBER 14, 2002
---------------------------   --------------------------   ---------------------
       (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:  Sound Shore Management, Inc.


Number of Other Included Managers:                   0
                                         ------------------------

Form 13F Information Table Entry Total:             51
                                         ------------------------

Form 13F Information Table Value Total:         $2,585,442
                                         ------------------------
                                               (thousands)

List of Other Included Managers:

                                  NONE

                                                                 Form 13F
                   Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                             9/30/02

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           Item 1               Item 2  Item 3       Item 4   Item 5            Item 6         Item 7             Item 8
       Name of Issuer            Title  Cusip     Mkt. Value  Shares    INVESTMENT DISCRETION   Mgrs.        VOTING AUTHORITY
                                                                        ---------------------                ----------------
                                  of    Number      x $1000              Sole   Shared  Other            Sole     Shared     None
                                 Class                                    (A)    (B)     (C)              (A)      (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life & Casualty Co.       COMMON 00817Y108     74,256  2,073,600      X                        1,844,800        0   228,800
Allstate Corporation            COMMON 020002101     94,972  2,671,500      X                        2,380,100        0   291,400
Ambac Financial Group, Inc      COMMON 023139108     48,140    893,300      X                          796,200        0    97,100
A O N Corporation               COMMON 037389103     61,613  3,007,000      X                        2,674,600        0   332,400
Bank One Corporation            COMMON 06423A103      1,047     28,000      X                           28,000        0         0
Berkshire Hathaway, Inc.        COMMON 084670108    139,893      1,893      X                            1,679        0       214
Boston Scientific Corporation   COMMON 101137107     75,148  2,381,100      X                        2,111,500        0   269,600
Bristol Myers Squibb Co.        COMMON 110122108     64,760  2,721,000      X                        2,419,000        0   302,000
CenturyTel, Inc.                COMMON 156700106     72,624  3,237,800      X                        2,869,300        0   368,500
CitiGroup, Inc.                 COMMON 172967101        891     30,053      X                                         0    30,053
Citizen's Communications        COMMON 17453B101     61,399  9,055,900      X                        8,013,300        0 1,042,600
Convergys Corporation           COMMON 212485106     86,970  5,786,400      X                        5,136,000        0   650,400
Countrywide Credit Industries   COMMON 222372104     49,206  1,043,600      X                          925,200        0   118,400
Cypress Semiconductor Corp.     COMMON 232806109     27,870  4,248,500      X                        3,769,600        0   478,900
Dana Corporation                COMMON 235811106     35,021  2,677,451      X                        2,358,200        0   319,251
Duke Energy Corporation         COMMON 264399106     48,973  2,505,000      X                        2,227,000        0   278,000
Eaton Corporation               COMMON 278058102     46,792    734,100      X                          651,800        0    82,300
El Paso Corporation             COMMON 28336L109     16,904  2,044,000      X                        1,817,200        0   226,800
Electronic Data Systems Co.     COMMON 285661104     76,064  5,440,900      X                        4,833,700        0   607,200
Engelhard Corporation           COMMON 292845104     57,090  2,395,700      X                        2,124,700        0   271,000
Equifax Incorporated            COMMON 294429105     56,376  2,593,200      X                        2,303,300        0   289,900
Freddie Mac                     COMMON 313400301     60,311  1,078,900      X                          949,700        0   129,200
Fannie Mae                      COMMON 313586109      1,411     23,700      X                                0        0    23,700
GATX Corporation                COMMON 361448103     14,985    756,800      X                          657,000        0    99,800
Halliburton Company             COMMON 406216101     55,123  4,269,800      X                        3,784,600        0   485,200
HCA, Inc.                       COMMON 404119109     74,524  1,565,300      X                        1,392,500        0   172,800
IMS Health, Inc.                COMMON 449934108     69,615  4,650,300      X                        4,128,700        0   521,600
Interpublic Group of Cos.       COMMON 460690100     70,539  4,450,400      X                        3,941,900        0   508,500
KB Home Corporation             COMMON 48666K109        537     11,000      X                                0        0    11,000
Kimberly-Clark Company          COMMON 494368103     58,741  1,037,100      X                          915,200        0   121,900
Kroger Company                  COMMON 501044101     60,751  4,308,600      X                        3,826,800        0   481,800
Liberty Media Corporation       COMMON 530718105     73,777 10,275,400      X                        9,067,100        0 1,208,300
MBIA Inc.                       COMMON 55262C100     45,783  1,146,000      X                        1,017,400        0   128,600
Marathon Oil Corporation        COMMON 565849106     70,603  3,113,000      X                        2,774,500        0   338,500
Merck & Co. Inc.                COMMON 589331107        658     14,400      X                                0        0    14,400
Mylan Labs, Inc.                COMMON 628530107     72,241  2,206,500      X                        1,962,000        0   244,500
Omnicare, Inc.                  COMMON 681904108     66,889  3,167,100      X                        2,821,600        0   345,500
Philip Morris Co.s Inc.         COMMON 718154107      1,051     27,100      X                                0        0    27,100
Presidential Life Corporation   COMMON 740884101        144     10,000      X                                0        0    10,000
Republic Services Inc.          COMMON 760759100     80,665  4,290,700      X                        3,813,000        0   477,700
Safeway, Inc.                   COMMON 786514208     67,970  3,048,000      X                        2,699,800        0   348,200
Sprint Corporation              COMMON 852061100     59,391  6,512,200      X                        5,748,700        0   763,500
Storage Technology Corporation  COMMON 862111200      7,787    740,900      X                          619,400        0   121,500
TJX Companies, Inc.             COMMON 872540109        986     58,000      X                                0        0    58,000
Telephone & Data Systems        COMMON 879433100     40,214    797,100      X                          709,000        0    88,100
Textron Incorporated            COMMON 883203101     59,753  1,752,300      X                        1,539,900        0   212,400
Thermo Electron Corporation     COMMON 883556102     65,447  4,057,500      X                        3,605,900        0   451,600
Triad Hospitals, Inc.           COMMON 89579K109     57,346  1,511,100      X                        1,344,700        0   166,400
Tyco International Ltd.         COMMON 902124106     25,690  1,822,000      X                        1,621,000        0   201,000
U.S. Bancorp                    COMMON 902973304     57,065  3,071,300      X                        2,736,300        0   335,000
Watson Pharmaceuticals, Inc.    COMMON 942683103     69,437  2,833,000      X                        2,511,400        0   321,600


   TOTALS:                         51             2,585,442